Financial Instruments - Additional Information - Risk Management (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Hypothetic foreign exchange rate strengthening	10.00%	10.00%
Financial debt percentage	63.00%	63.00%
Decrease in net income due to change in the fair value	$ 210	$ 11	$ 283	$ 14
Hypothetical market price percentage	10.00%	10.00%
Current maturities of debt	$ 129		15,685
Other financial obligations	12,739		19,362
Cash flows provided by operating activities from continuing operations	26,535		$ 30,997		$ 38,030
Revolving credit facility	$ 22,303
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Financial debt percentage	29.00%	29.00%
Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	2.90%		2.60%			2.90%
Financial debt percentage	5.00%	5.00%
Philippine pesos [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.60%		4.60%			4.60%
Financial debt percentage	3.00%	3.00%
Conversion Option [member]
Disclosure of detailed information about financial instruments [line items]
Decrease in net income due to change in the fair value	$ 16	$ 1	$ 180	$ 9
Hypothetical market price percentage	10.00%	10.00%	10.00%	10.00%
Hedge fund investments [member]
Disclosure of detailed information about financial instruments [line items]
Foreign currency translation		$ 1,250
Hypothetic 10% strengthening of the dollar against the Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Reduction in income	$ 63	1,240	$ 119	$ 2,343
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis	2.41%		2.68%			2.41%
Reduction in income	$ 366	$ 19	$ 353	$ 18
Interest rate risk [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	0.50%		0.50%			0.50%
Interest rate risk [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	37.00%		31.00%			37.00%
Currency risk [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	22.00%	22.00%
Currency risk [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	26.00%	26.00%
Currency risk [member] | United Kingdom [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	8.00%	8.00%
Currency risk [member] | Germany [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	4.00%	4.00%
Currency risk [member] | France [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	6.00%	6.00%
Currency risk [member] | Poland [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%	2.00%
Currency risk [member] | Spain [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%	2.00%
Currency risk [member] | Rest Of Europe Region [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%	2.00%
Currency risk [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	4.00%	4.00%
Currency risk [member] | Costa Rica [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	1.00%	1.00%
Currency risk [member] | Panama [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%	2.00%
Currency risk [member] | Rest of South, Central America and the Caribbean region [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%	2.00%
Currency risk [member] | Caribbean Tcl [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	1.00%	1.00%
Currency risk [member] | Philippines [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%	2.00%
Currency risk [member] | Egypt [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	1.00%	1.00%
Currency risk [member] | Asia, Middle East and Africa [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	1.00%	1.00%
Currency risk [member] | Other Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	7.00%	7.00%
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Current maturities of debt	$ 13,622
Other financial obligations	22,891
Cash flows provided by operating activities from continuing operations	26,545
Revolving credit facility	16,211					$ 825
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Expense recognised during period for bad and doubtful debts for related party transaction	$ 2,336